CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Schedule of Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments and guarantees
Commitments	£ 142,733	£ 147,875
Not later than 1 year
Commitments and guarantees
Commitments	106,261	109,448
1 year or over original maturity
Commitments and guarantees
Commitments	36,411	38,299
Mortgage offers made | Not later than 1 year
Commitments and guarantees
Commitments	17,807	20,179
Documentary credits and other short-term trade-related transactions
Commitments and guarantees
Commitments	0	1
Forward asset purchases and forward deposits placed
Commitments and guarantees
Commitments	61	127
Other | Not later than 1 year
Commitments and guarantees
Commitments	£ 88,454	£ 89,269